Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0000804328
Registrant Name	QUALCOMM INC/DE
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A